Accounts and Other Receivables (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Account receivable	$ 422,143	$ 218,052	$ 175,245
Territory license fee [Member]
Account receivable	174,000	84,000	24,635
Sales tax [Member]
Account receivable	184,129	70,477	102,051
Long term receivable [Member]
Account receivable	$ 64,014	$ 63,575	$ 48,559